Derivative Instruments (Details 2) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trading gains (losses) of futures and forward currency contracts	$ 52,043,820	$ (93,900,721)
Exchange Traded Futures Contracts Currencies [Member]
Trading gains (losses) of futures and forward currency contracts	234,235	(0)
Exchange Traded Futures Contracts Energies [Member]
Trading gains (losses) of futures and forward currency contracts	27,207,139	19,671,270
Exchange Traded Futures Contracts Grains [Member]
Trading gains (losses) of futures and forward currency contracts	(1,072,446)	6,792,979
Interest Rate Contract [Member]
Trading gains (losses) of futures and forward currency contracts	5,743,535	(31,940,798)
Exchange Traded Futures Contracts Livestock [Member]
Trading gains (losses) of futures and forward currency contracts	(383,730)	1,908,210
Exchange Traded Futures Contracts Metals [Member]
Trading gains (losses) of futures and forward currency contracts	1,136,660	3,326,401
Exchange Traded Futures Contracts Softs [Member]
Trading gains (losses) of futures and forward currency contracts	(3,141,045)	(2,098,002)
Exchange Traded Futures Contracts Stock Indices [Member]
Trading gains (losses) of futures and forward currency contracts	45,821,278	(120,979,734)
Future [Member]
Trading gains (losses) of futures and forward currency contracts	75,545,626	(123,319,674)
Forward Contracts [Member]
Trading gains (losses) of futures and forward currency contracts	$ (23,501,806)	$ 29,418,953